UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 0.28%
	Energy - 0.28%
	Energy Equipment & Services - 0.28%
17,025	Eagle Geophysical, Inc. (a)(b)	$361,781
	Total Energy	361,781

	TOTAL COMMON STOCKS (Cost $0)	361,781

	CONVERTIBLE PREFERRED STOCKS - 1.92%
	Financials - 1.92%
	Commercial Banks - 1.92%
118,200	Boston Private Capital Trust I (a)	2,489,588
	Total Financials	2,489,588

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,842,000)	2,489,588

	PREFERRED STOCKS - 1.83%
	Financials - 1.83%
	Real Estate Management & Development - 1.83%
125,000	Firstservice Corp.	2,375,000
	Total Financials	2,375,000

	TOTAL PREFERRED STOCKS (Cost $2,656,250)	2,375,000

	CONVERTIBLE BONDS - 14.73%
	Consumer Discretionary - 8.84%
	Leisure Equipment & Products - 3.57%
	WMS Industries, Inc.
2,000,000	2.750%, 07/15/2010	4,635,000

	Media - 5.27%
	Lions Gate Entertainment Corp. - ADR
6,500,000	2.938%, 10/15/2024	6,833,125
	Total Consumer Discretionary	11,468,125

	Health Care - 2.91%
	Biotechnology - 2.91%
	Amylin Pharmaceuticals, Inc.
3,655,000	2.500%, 04/15/2011	3,778,356
	Total Health Care	3,778,356

	Industrials - 2.98%
	Airlines - 2.98%
	JetBlue Airways Corp.
6,030,000	3.750%, 03/15/2035	3,859,200
	Total Industrials	3,859,200

	TOTAL CONVERTIBLE BONDS (Cost $18,029,101)	19,105,681

	CORPORATE BONDS - 77.42%
	Consumer Discretionary - 34.47%
	Automobiles - 3.30%
	Ford Motor Credit Company
4,700,000	7.375%, 10/28/2009	4,281,935

	Hotels Restaurants & Leisure - 8.87%
	Circus Circus Enterprises Inc Sr Sbdb
3,100,000	7.625%, 07/15/2013	2,619,500
	Isle of Capri Casinos
4,025,000	7.000%, 03/01/2014	2,857,750
	MGM Mirage
180,000	8.375%, 02/01/2011	174,600
	Pinnacle Entertainment, Inc.
2,685,000	8.250%, 03/15/2012	2,651,437
	Royal Caribbean Cruises Ltd. - ADR
3,950,000	7.500%, 10/15/2027	3,199,500
		11,502,787
	Household Durables - 5.18%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	1,750,000
	Rent-A-Center, Inc.
5,100,000	7.500%, 05/01/2010	4,959,750
		6,709,750
	Leisure Equipment & Products - 1.65%
	Mikohn Gaming Corp.
2,141,000	11.875%, 08/15/2008	2,141,000

	Media - 0.14%
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014	183,750

	Specialty Retail - 5.43%
	Autonation, Inc.
2,000,000	7.000%, 04/15/2014	1,790,000
	Group 1 Automotive, Inc.
1,840,000	8.250%, 08/15/2013	1,729,600
	United Auto Group, Inc.
4,000,000	7.750%, 12/15/2016	3,520,000
		7,039,600
	Textiles, Apparel & Luxury Goods - 9.90%
	Interface, Inc.
2,250,000	10.375%, 02/01/2010	2,373,750
3,570,000	9.500%, 02/01/2014	3,712,800
	Oxford Industries, Inc.
3,820,000	8.875%, 06/01/2011	3,705,400
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,048,109
		12,840,059
	Total Consumer Discretionary	44,698,881

	Consumer Staples - 10.76%
	Beverages - 1.54%
	Constellation Brands, Inc.
2,000,000	8.125%, 01/15/2012	2,000,000

	Food & Staples Retailing - 1.17%
	Pantry, Inc.
2,000,000	7.750%, 02/15/2014	1,510,000

	Food Products - 3.94%
	Pilgrims Pride Corp.
3,800,000	8.375%, 05/01/2017	2,812,000
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,296,250
		5,108,250
	Household Products - 2.40%
	Prestige Brands, Inc.
3,100,000	9.250%, 04/15/2012	3,115,500

	Personal Products - 1.71%
	Elizabeth Arden, Inc.
2,350,000	7.750%, 01/15/2014	2,214,875
	Total Consumer Staples	13,948,625

	Energy - 7.03%
	Oil & Gas - 7.03%
	Inergy L.P./Inergy Finance Corp.
3,600,000	0.069%, 12/15/2014	3,366,000
600,000	8.250%, 03/01/2016	594,000
	Susser Holdings
1,050,000	10.625%, 12/15/2013	1,071,000
	United Refining Co.
4,200,000	10.500%, 08/15/2012	4,084,500
	Total Energy	9,115,500

	Health Care - 7.59%
	Health Care Equipment & Supplies - 0.89%
	Cooper Cos, Inc.
1,200,000	7.125%, 02/15/2015	1,158,000

	Health Care Providers & Services - 3.60%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,895,000
	Davita, Inc.
1,000,000	7.250%, 03/15/2015	977,500
	Psychiatric Solutions, Inc.
800,000	7.750%, 07/15/2015	796,000
		4,668,500
	Pharmaceuticals - 3.10%
	Warner Chilcott Corp.
3,936,000	8.750%, 02/01/2015	4,014,720
	Total Health Care	9,841,220

	Industrials - 16.69%
	Commercial Services & Supplies - 13.47%
	Allied Waste North America
3,600,000	7.875%, 04/15/2013	3,681,000
	Education Mgmt Llc
3,805,000	8.750%, 06/01/2014	3,557,675
	FTI Consulting, Inc.
500,000	7.750%, 10/01/2016	515,000
	Greenbrier Companies, Inc.
2,715,000	8.375%, 05/15/2015	2,599,612
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,363,500
4,875,000	7.750%, 01/15/2015	4,875,000
	Mobile Mini, Inc.
1,000,000	6.875%, 05/01/2015	865,000
		17,456,787
	Diversified Manufacturing - 1.71%
	Blount, Inc.
2,210,000	8.875%, 08/01/2012	2,221,050

	Machinary - 0.79%
	Altra Industrial Motion, Inc.
1,000,000	9.000%, 12/01/2011	1,025,000

	Machinery - 0.72%
	American Railcar Inds, Inc.
1,000,000	7.500%, 03/01/2014	935,000
	Total Industrials	21,637,837

	Manufacturing - 0.18%
	Transportation Equipment - 0.18%
	Transdigm, Inc.
235,000	7.750%, 07/15/2014	233,238
	Total Manufacturing	233,238

	Services - 0.70%
	Business Services - 0.70%
	Lamar Media Corp.
1,000,000	6.625%, 08/15/2015	915,000
	Total Services	915,000

	TOTAL CORPORATE BONDS (Cost $105,627,951)	100,390,301

	SHORT TERM INVESTMENTS - 0.88%
	Investment Companies - 0.88%
1,126,375	Fidelity Institutional Money Market Portfolio	1,126,375
9,545	SEI Daily Income Trust Treasury II Fund - Class B	9,545
	Total Investment Companies	1,135,920

	TOTAL SHORT TERM INVESTMENTS (Cost $1,135,920)	1,135,920

	Total Investments (Cost $133,291,222) - 97.06%	125,858,271
	Other Assets in Excess of Liabilities - 2.94%	3,806,078
	TOTAL NET ASSETS - 100.00%	$129,664,349

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Fair valued security. The total value of this security amounted to $361,781 (0.28% of net assets) at June 30, 2008.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$133,291,222
	Gross unrealized appreciation	4,198,800
	Gross unrealized depreciation	(11,631,751)
	Net unrealized appreciation	$(7,432,951)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo High Yield Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 3,872,701	$ -
Level 2 - Other significant observable inputs	121,985,570	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 125,858,271	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo High Yield Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo High Yield Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008